Transition Period Comparative Data (Details) - USD ($)	3 Months Ended				9 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015
Expenses
Research and development	$ 1,162,138	$ 709,314	$ 375,779	$ 228,125	$ 2,590,698	$ 1,049,391	$ 244,635	$ 1,758,701	$ 1,222,194	$ 470,987
General and administrative	1,203,641	968,734	480,757	625,917	4,533,652	1,966,561	339,214	2,935,299	2,647,800	920,031
Total expense	2,365,779	1,678,048	856,536	854,042	7,124,350	3,015,952	583,849	4,694,000	3,869,994	1,391,018
Other income (expenses)
Grant income		20,500		29,999			137,500	254,834	264,333	167,499
Interest income	671	186	305	175	970	1,153		1,339	1,328	175
Change in fair value of warrant derivative liability	(8,028)	(860,275)	(127,994)	1,571	(877,490)	(108,565)		(968,840)	(106,994)	1,571
Total other income (expenses)	(7,357)	(839,589)	(127,189)	31,745	(876,520)	(106,912)	137,500	(712,167)	159,167	169,245
Net loss for the period	$ (2,064,172)	$ (2,517,637)	$ (749,391)	$ (822,297)	$ (7,532,838)	$ (2,888,530)	$ (446,349)	$ (5,406,167)	$ (3,710,827)	$ (1,221,773)
Loss per share - basic and diluted (in dollars per share)	$ (0.12)	$ (0.17)	$ (0.06)	$ (0.11)	$ (0.46)	$ (0.22)	$ (0.08)	$ (0.40)	$ (0.32)	$ (0.20)
Weighted average number of shares outstanding - basic and diluted (in shares)	17,691,114	15,111,088	13,161,247	7,823,683	16,419,225	12,854,810	5,493,200	13,349,482	11,702,313	6,240,780
Cash flow Data:
Net cash used in operating activities		$ (1,100,342)		$ (576,492)	$ (4,031,537)	$ (2,212,622)	$ (433,065)	$ (3,312,969)	$ (2,789,118)	$ (980,044)
Net cash used in investing activities		(47,215)		(23,378)	(594,235)	(156,456)	(99,197)	(203,667)	(179,830)	(111,727)
Net cash provided by financing activities		2,572,896		4,241,627	9,896,027	769,687	1,220,001	3,342,584	5,011,314	4,931,627
Net increase in cash for the period		$ 1,425,339		$ 3,641,757	$ 5,270,255	$ (1,599,391)	$ 687,739	$ (174,052)	$ 2,042,366	$ 3,839,856